Net Interest Income - Summary of Net Interest Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net interest income [line items]
Interest income	¥ 364,385	¥ 463,396	¥ 193,446
Total net interest income	7,750,460	3,909,196	5,894,481
Loans originated by consolidated trust plans [member]
Disclosure of net interest income [line items]
Interest income	10,640,860	2,030,485
Interest expense	(4,283,151)	(964,790)
Total net interest income	6,357,709	1,065,695
Loans originated by microloan lending companies and consumer finance company [member]
Disclosure of net interest income [line items]
Interest income	1,395,961	2,895,600	10,243,475
Interest expense	(3,210)	(52,099)	(4,348,994)
Total net interest income	¥ 1,392,751	¥ 2,843,501	¥ 5,894,481